INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets
Intangible asset residual value	$ 0
Impairment of intangible assets	0
Amortization of Intangible Assets	$ 13,000,000	$ 12,500,000	$ 3,100,000
KNPC
Finite-Lived Intangible Assets
Remaining amortization period (in years)	5 years
Ministry of Energy and Mineral Resources of the Hashemite Kingdom of Jordan
Finite-Lived Intangible Assets
Remaining amortization period (in years)	10 years